Retirement Benefit Plans - Fair Value of U.S. and Puerto Rico Pension Plan Assets (Detail) - United States [Member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	$ 433.8	$ 396.2	$ 499.5
Fair Value Measurements at Reporting Date Using: Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	2.5	5.0
Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	431.3	391.2
Cash and Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	2.5	5.0
Cash and Cash Equivalents [Member] | Fair Value Measurements at Reporting Date Using: Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	2.5	5.0
Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	296.2	263.2
Equity Securities [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	296.2	263.2
Intermediate Fixed Income Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	135.1	128.0
Intermediate Fixed Income Debt Securities [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	$ 135.1	$ 128.0